Fair Value Measurements - Quantitative Information on Significant Internally-Priced Level 3 Assets and Liabilities (Details) $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMIB reinsurance recoverable	$ 33,169	$ 35,311
Embedded derivative liabilities	4,071	7,076
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMIB reinsurance recoverable	262	340
Embedded derivative liabilities	2,626	5,592
Level 3 | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMIB reinsurance recoverable	262	340
Embedded derivative liabilities	$ 2,626	$ 5,592
Level 3 | Minimum | Discounted cash flow | Mortality
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input	0.0001	0.0001
Embedded derivative liabilities, measurement input	0.0004	0.0004
Level 3 | Minimum | Discounted cash flow | Lapse
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input	0.0330	0.0330
Embedded derivative liabilities, measurement input	0.0020	0.0020
Level 3 | Minimum | Discounted cash flow | Utilization
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input	0.0000	0.0000
Embedded derivative liabilities, measurement input	0.0500	0.0500
Level 3 | Minimum | Discounted cash flow | Withdrawal
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input	0.0375	0.0375
Embedded derivative liabilities, measurement input	0.5800	0.5600
Level 3 | Minimum | Discounted cash flow | Nonperformance risk
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input	0.0011	0.0033
Embedded derivative liabilities, measurement input	0.0011	0.0033
Level 3 | Minimum | Discounted cash flow | Long-term Equity Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input	0.1850	0.1850
Embedded derivative liabilities, measurement input	0.1850	0.1850
Level 3 | Maximum | Discounted cash flow | Mortality
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input	0.2342	0.2352
Embedded derivative liabilities, measurement input	0.2145	0.2153
Level 3 | Maximum | Discounted cash flow | Lapse
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input	0.0900	0.0920
Embedded derivative liabilities, measurement input	0.3090	0.3030
Level 3 | Maximum | Discounted cash flow | Utilization
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input	0.2000	0.2000
Embedded derivative liabilities, measurement input	1.0000	1.0000
Level 3 | Maximum | Discounted cash flow | Withdrawal
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input	0.0450	0.0450
Embedded derivative liabilities, measurement input	0.9700	0.9500
Level 3 | Maximum | Discounted cash flow | Nonperformance risk
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input	0.0150	0.0157
Embedded derivative liabilities, measurement input	0.0150	0.0157
Level 3 | Maximum | Discounted cash flow | Long-term Equity Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input	0.2206	0.2247
Embedded derivative liabilities, measurement input	0.2206	0.2247